Annual Fund Operating Expenses - Prospera Income ETF - Prospera Income ETF Class	Sep. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	1.80%

[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the Fund’s current fiscal year.
[2]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from holding the shares of other mutual funds, including money market funds and exchange traded funds. AFFE are estimated for the current fiscal year.